Financial instruments and risk management - Gains or losses associated with ten percent strengthening of US Dollar (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about hedging instruments [Line Items]
Realised gain (loss)	$ 42,000,000	$ (14,000,000)	$ (300,000,000)
Australian dollar
Disclosure of detailed information about hedging instruments [Line Items]
Year-end	0.68	0.73	0.77
Canadian dollar
Disclosure of detailed information about hedging instruments [Line Items]
Year-end	0.74	0.78	0.78
Foreign exchange risk
Disclosure of detailed information about hedging instruments [Line Items]
Percentage of change in annual foreign exchange rate	10.00%	10.00%
Foreign exchange risk | Australian dollar
Disclosure of detailed information about hedging instruments [Line Items]
Year-end	68	73
Realised gain (loss)	$ (319,000,000)	$ 379,000,000
Impact directly on equity	$ (986,000,000)	$ (1,044,000,000)
Foreign exchange risk | Canadian dollar
Disclosure of detailed information about hedging instruments [Line Items]
Year-end	74	78
Realised gain (loss)	$ (219,000,000)	$ (111,000,000)
Impact directly on equity	$ 0	$ 0